Accounts Receivable	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Accounts Receivable
3.	ACCOUNTS RECEIVABLE

	December 31,
	2018	2019
Accounts receivable-margin clients	$17,900,557	$14,605,104
Less: Allowance for doubtful accounts	(149,523)	(1,153,521)
Accounts receivable- margin clients, net	$17,751,034	$13,451,583
Accounts receivable-others	7,105,317	12,616,609
Less: Allowance for doubtful accounts	(3,407)	(234,439)
Accounts receivable-others, net	$7,101,910	$12,382,170

Accounts receivable- margin clients represent the receivables derived in the Hong Kong brokerage service in Rifa Securities, which is pledged by the customer’s purchased securities.

Accounts receivable-others represent the receivables derived in Hong Kong brokerage service and other ordinary business without any collateral or other security from its customers.